
As filed with the Securities and Exchange Commission on August 10, 2001.

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Registration Nos. 333-43706
811-07543

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
 Post-Effective Amendment No. 2	[X]


and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 72	[X]

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Variable Account A

(Exact name of Registrant)

Keyport Life Insurance Company

(Name of Depositor)

125 High Street, Boston Massachusetts 02110

(Address of Depositor's Principal Executive Offices (Zip Code)

Depositor's Telephone Number, including Area Code: 617-526-1400

Bernard R. Beckerlegge, Esq.

Senior Vice President and General Counsel

Keyport Life Insurance Company

125 High Street, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

copy to:

Joan E. Boros, Esq.

Jorden Burt Boros Cicchetti Berenson & Johnson LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007

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It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485

( ) on [date] pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a) of Rule 485

(X) on September 4, 2001 pursuant to paragraph (a) of Rule 485

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Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

========================================================================

Exhibit Index on Page ____

CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

Cross-Reference Sheet

PART A

Prospectus

PART B

Statement of Additional Information

PART C

Items 24 - 32

The Signatures

Exhibits

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This Amendment No. 2 to the Registration Statement on Form N-4 (File Nos. 333-43706, 811-07543) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 1 to the Registration Statement, which was filed on April 23, 2001. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 1 to the Registration Statement.

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PART A


THE KEYPORT LATITUDE VARIABLE ANNUITY

Group and Individual Flexible Purchase Payment

Deferred Variable Annuity Contracts

Issued by

Variable Account A

of

Keyport Life Insurance Company

Supplement dated September [4], 2001

to

Prospectus dated May 1, 2001

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This supplement contains information concerning:

(1)	new death benefit provisions, available in Certificates issued in some states, and
(2)	certain other matters.

The new death benefit provisions described in Section I below will apply to all Certificates issued on or after the date of this supplement in all states except [list of unapproved states]. If you live in one of these states, you or your salesperson should call 1-800-426-3750 to see whether the new death benefit provisions have been approved for sale in your state. For Certificates issued in your state prior to approval and for Certificates issued in all states prior to the date of this supplement, the death benefit provisions described in the prospectus dated May 1, 2001 will apply.

The other changes described in Section II below are applicable as of the date of this supplement to all Certificates whenever issued.

I.	New Death Benefit Provisions

A.	The section headed "Death of a Covered Person" at pages 27-28 of the prospectus is deleted in its entirety and replaced with the following provisions:

Death of a Covered Person

This section describes who under different scenarios owns the Certificate after a death and what rights that Owner has, who will become the new Annuitant, if applicable, and when we calculate the death benefit. Your and the Designated Beneficiaries' rights in various scenarios are described below.

As explained in more detail below, in general, upon the death of a Covered Person, the Designated Beneficiary may choose to surrender the Certificate for the death benefit or continue the Certificate for a specified period. In addition, in certain circumstances if your spouse continues the Certificate upon your death, we will (a) if applicable, "top up" the value of the Certificate so that it equals the death benefit at your death, and (b) we will pay a death benefit under the Certificate at the death of your spouse.

Covered Persons are you, or any joint Certificate Owner(s), or the Annuitant. If there is a non-natural Certificate Owner, such as a trust, the Annuitant is the sole Covered Person. Upon the death of any Covered Person while the Certificate is In Force, the Designated Beneficiary will become the new Certificate Owner. The Designated Beneficiary is determined in the following order: you; the joint Certificate Owner(s); the primary beneficiary(ies); the contingent beneficiary(ies); and your estate. If you and one or more joint Certificate Owners are alive, all such persons will be the Designated Beneficiary.

The death benefit does not affect the Certificate Value prior to the death of a Covered Person, but it may increase it after such a death. We calculate a death benefit on the date we receive both due proof of death and a written request from the Designated Beneficiary to surrender or continue the Certificate. The calculated death benefit will include any applicable optional death benefit. If the Certificate is being continued and the calculated death benefit is greater than the Certificate Value on the date of calculation, we add the difference to the Certificate Value. We allocate this additional amount to the Variable Account and/or the Fixed Account based on the current purchase payment allocation selection then in effect. During any period following a relevant death while the Certificate is continued and in effect, the Designated Beneficiary may exercise all ownership rights, including the right to make purchase payments, to make transfers and partial withdrawals, and to surrender the Certificate for its Certificate Withdrawal Value, as it may be adjusted.

The following paragraphs describe more specifically the consequences of the death of different types of Covered Persons.

If the decedent was the Certificate Owner and the decedent's surviving spouse is the sole Designated Beneficiary, or if the decedent was the Annuitant and the decedent's surviving spouse is the sole Certificate Owner, the surviving spouse may either surrender the Certificate or continue it until his or her death, or the death of the Annuitant, if a different person. We calculate the death benefit after the death when the surviving spouse elects to surrender or continue the Certificate. If the surviving spouse elects to continue the Certificate and the death benefit is greater than the Certificate Value, we will increase the Certificate Value to equal the death benefit as described above.

If the Certificate is continued and if the decedent was also the Annuitant, the new Annuitant will be any living contingent Annuitant, or if none, the decedent's surviving spouse.

Upon the death of the new Annuitant or the surviving spouse, the Designated Beneficiary may choose either to surrender the Certificate or continue it for a period not to exceed five years from the date of death. If the second decedent is the first decedent's surviving spouse, we calculate the death benefit after this second death, when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate and the death benefit is greater than the Certificate Value, we will increase the Certificate Value to equal the death benefit. For this second death, the method of calculating the death benefit is modified as described in the section below headed "Death Benefit During the Spousal Continuation Period". We will not calculate and pay a second death benefit if the first decedent's surviving spouse changes his or her sole ownership of the Certificate before his or her death.

We will not pay a death benefit after any subsequent (e.g, third) death.

If the decedent was the Certificate Owner and the decedent's surviving spouse is not the sole Designated Beneficiary,

the Designated Beneficiary as new Owner may either surrender the Certificate or continue it for a period not to exceed five years from the date of death. We calculate the death benefit after the death of the Certificate Owner, when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate, we may increase the Certificate Value to equal the death benefit as described above, but we will not pay a second death benefit upon a death during the continuation period.

If the decedent was the Annuitant but not a Certificate Owner, you are not the decedent's surviving spouse and the sole Certificate Owner, and you and any joint Certificate Owner(s) are all natural persons, all such persons as the Designated Beneficiary may either surrender the Certificate or continue it until the death of a Certificate Owner or the new Annuitant. We calculate the death benefit after the death of the Annuitant when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate, we may increase the Certificate Value to equal the death benefit as described above, but we will not pay a second death benefit upon a subsequent death.

If the decedent was the Annuitant but not a Certificate Owner, and if you or any joint Certificate Owner(s) is a non-natural person, such as a trust,

all such persons as the Designated Beneficiary become the new Certificate Owner and may either surrender the Certificate or continue it for a period not to exceed five years from the date of death. We calculate the death benefit after the death of the Annuitant, when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate, we may increase the Certificate Value to equal the death benefit as described above, but we will not pay a second death benefit upon a death during the continuation period.

If the Certificate is still in effect at the end of a five-year continuation period, we will pay the Certificate Value less any premium taxes to the Designated Beneficiary. If the Designated Beneficiary is not alive, we will pay any person(s) named in writing by the Designated Beneficiary; otherwise we will pay the estate of the Designated Beneficiary.

If the Certificate is issued under a Qualified Plan, it may continue for the time period permitted by the Internal Revenue Code, which may be longer than the five-year continuation period specified above.

Death Benefit During the Spousal Continuation Period

As explained above, if the Certificate Owner dies and the decedent's spouse is the sole Designated Beneficiary or if the Annuitant dies and the decedent's spouse is the sole Certificate Owner, the spouse may choose to continue the Certificate. The date upon which we receive due proof of death and the spouse's written request to continue the Certificate is called the "Continuation Date", and the period after the Continuation Date while the Certificate remains in force is called the "Continuation Period".

Upon the death of the surviving spouse during the Continuation Period while he or she is still the sole Certificate Owner, the method of calculating the death benefit is modified as described below.

For purposes of calculating the "Net Purchase Payment Death Benefit,"

o	the initial purchase payment will be the death benefit calculated as of the Continuation Date; and

o	only purchase payments and withdrawals occurring after the Continuation Date will be included in the calculation.

For purposes of calculating Death Benefit Option 1: High Anniversary Value,

o	the High Anniversary Value will be zero if the surviving spouse is attained age 85 or older upon the Continuation Date; and

o

as to a younger spouse, only Certificate Anniversaries occurring after the Continuation Date will be taken into consideration. The High Anniversary Value shall be zero if the surviving spouse dies before the first Certificate Anniversary in the Continuation Period. On the first Certificate Anniversary after the Continuation Date, the High Anniversary Value for the surviving spouse will equal the Certificate Value. Thereafter we will adjust and recalculate the High Anniversary Value as described in the section entitled "Death Benefit Option 1: High Anniversary Value" in the prospectus.

For purposes of calculating Death Benefit Option 2: Leveraged Earnings:

o	Death Benefit Option 2 will not apply upon the death of any surviving spouse who is attained age 85 on the Continuation Date;

o	the applicable percentage will be based on the attained age of the surviving spouse on the Continuation Date; and

o	"purchase payments" will be the sum of the death benefit amount calculated as of the Continuation Date plus any purchase payments made after the Continuation Date.

As a result of these modifications to the method of calculating Death Benefit Option 2: Leveraged Earnings, we will not take into consideration earnings accrued on or prior to the Continuation Date. In addition, the maximum earnings on which we calculate Death Benefit Option 2 will be based solely upon purchase payments paid after the Continuation Date (adjusted for withdrawals, and any associated charge). Accordingly, if your spouse does not pay additional purchase payments after the Continuation Date, we will not pay a benefit under Death Benefit Option 2 Death Benefit during the Continuation Period.

We will not charge for the Death Benefit Option 2: Leveraged Earnings rider during the Continuation Period if your spouse is attained age 85 or older on the Continuation Date.

However, we will collect this charge even if your spouse does not pay any additional payments after the Continuation Date and therefore is not eligible for a benefit under Death Benefit Option 2 upon his or her death. In addition, if your spouse pays little or no payments after the Continuation Date, the potential death benefit under this Option may be much lower than it was before the Continuation Date. We continue to collect this charge at the same rate because the level of this charge is based on the expected Certificate Value and duration of all Certificates having elected this Death Benefit Option.

B.	The first and last paragraphs should be deleted from the section headed "Standard Death Benefit" on page 28 of the prospectus.
C.	The third and fourth paragraphs in the section headed "Charge for the Optional Death Benefits" on page 30 of the prospectus should deleted and replaced with the following:

No charge amount will be due:

o	upon surrender of the Certificate if the death benefit is being calculated at that time because the Designated Beneficiary has elected to surrender the Certificate (see "Death of a Covered Person"),

o

if a Certificate is continued after a death and there is no surviving spouse eligible for a second death calculation under the Optional Death Benefit because he or she was attained age 85 or older on the Continuation Date, or

o	on or after the Income Date.

The charge for the rider will continue when you replace a Covered Person with one who is attained age 85 and no Covered Person under your Certificate will be younger than attained age 85 on the Certificate Date.

Also, if we deduct a charge amount on any Certificate Anniversary during the period

o	starting when we receive due proof of death or similar information we reasonably believe to be true and

o	ending when we calculate the death benefit because the Designated Beneficiary has elected to surrender the Certificate,

we will refund each such charge amount by adding it to the surrender payment. If the Certificate is continued, no such refund will occur.

II.	Other Changes

A.	The following definitions should be added to the section headed "Definitions" on page 4 of the prospectus:

Attained Age: The age of an individual, in years, as of their last birthday.

Net Asset Value: The difference between the value of assets and the amount of liabilities.

B.	The third paragraph under the section headed "Keyport and the Variable Account" on page 15 of the prospectus should be replaced with the following:

On November 1, 2000, Liberty Financial Companies, Inc., a Massachusetts corporation ("LFC"), our corporate parent, issued a press release stating that it has retained CS First Boston to help explore strategic alternatives, including the possible sale of LFC. On May 2, 2001, LFC signed a definitive agreement to sell its annuity and bank marketing businesses, which include Keyport, to Sun Life Financial Services of Canada Inc. ("Sun Life"). The transaction is subject to customary conditions to closing, including receipt of approvals by various state insurance regulators in the United States, certain other regulatory authorities in the United States and Canada and LFC's shareholders. The transaction is expected to close in the second half of 2001.

C.	The following sentences should be added at the end of the fourth paragraph of the section headed "Partial Withdrawals and Surrender" on page 36 of the prospectus:

A partial withdrawal or total surrender of variable payout Option A may be subject to surrender charges, as described in "Deductions for Surrender Charge". The "free withdrawal amounts" described in that section are not applicable. Thus, the surrender charge equals the applicable surrender charge percentage(s) multiplied by:

o	for a partial withdrawal, the withdrawal amount; and

o	for a total surrender, the Certificate's remaining purchase payment(s).

See "Annuity Payments" in "Tax Status" for the manner in which partial withdrawals may be taxed.

D.	The following paragraph should be added at the end of "Annuity Payments" on page 37 of the prospectus:

The Code does not specifically address partial withdrawals from annuity payments. Based on a private letter ruling issued by the Internal Revenue Service ("IRS") in 2000, it is our intention to report as taxable income the portion of any partial withdrawal from variable annuity Option A that does not exceed immediately before the partial withdrawal the present value of remaining payments less the Certificate's remaining cost basis. Under this approach, a partial withdrawal of $10,000 when the present value is $150,000 and the remaining cost basis is $145,000 would result in taxable income of $5,000 being reported. Since private letter rulings do not bind the IRS, the IRS could take the position that the Code requires the full amount of the partial withdrawal ($10,000 in the example) to be treated as taxable income. Under either approach to determining the taxable income associated with a partial withdrawal, some taxpayers, such as those under age 59 1/2, could be subject to additional tax penalties. Because of the potential for adverse tax results as described above, you should carefully consider, prior to making a partial withdrawal, your need for funds from the Certificate and the tax implications. You should also consult your tax adviser prior to making a partial withdrawal.

E.	The following section should be added at the end of the section entitled "Tax Status" beginning on page 36 of the prospectus.

Status of Death Benefits in IRAs. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such Accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of the total premiums paid for the contract (net of prior withdrawals) or the contract's cash value.

Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such Annuities. We believe that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of the total premiums paid for the contract (without interest) or the contract's cash value.

In certain circumstances, the death benefit payable under the Certificate or one or both of the death benefit rider options (Leveraged Earnings Death Benefit Rider and Enhanced Death Benefit Rider) may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Certificate. The Internal Revenue Service has stopped issuing favorable opinion letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total premiums paid for the contract (net of prior withdrawals) or the contract's cash value. Although we believe that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will approve the Certificate as an Individual Retirement Annuity. If the Certificate fails to qualify as an Individual Retirement Annuity, then you could be taxable on the entire balance of your Individual Retirement Annuity and could also be subject to a 10% penalty tax if you are under age 59 1/2. You should consult a qualified tax adviser before purchasing the Certificate as an Individual Retirement Annuity or adding either or both of the optional death benefit riders to the Certificate if it is an Individual Retirement Annuity.

F.	The following sentence should be added at the end of the third paragraph under the heading "Sales of the Certificates" on page 40 of the prospectus:

You should consult a competent tax adviser as to whether the higher Premium Credit would be taxable income.

G.	The three bullet points under the heading "Performance Information" on page 41 of the prospectus should be deleted and replaced with the following:
o

First, we may present total return information without any deduction of the surrender charge. This presentation assumes that the investment in the Certificate continues beyond the period when the surrender charge applies. This is consistent with the long-term investment and retirement objectives of the Certificate. The total return percentage will be higher using this method than the standard method described above.

o

Second, we may present total return information calculated as described above, except that the Premium Credit, surrender charge and the certificate maintenance charge are not used in the calculation. Thus, the calculation is simplified. We divide the change in a Sub-account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-account at the beginning of the period. We may calculate a 12-month change rate. If we calculate a rate for longer periods, we annualize the total rate in order to obtain the average annual percentage change for that period. The percentages would be higher if the Premium Credit were included and lower if the surrender and certificate maintenance charges were included.

o

Third, certain of the Eligible Funds have been available for other variable annuity contracts prior to the beginning of the offering of the Certificates described in this prospectus. We may present performance information for such periods based on the historical results of the Eligible Funds and applying the Certificate's mortality and expense risk charge and distribution charge for the specified time periods. The performance percentages would be lower if the Certificate's other charges were included.

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Client Service Hotline
800-367-3653

Distributed by:
Keyport Financial Services Corp.
125 High Street
Boston, Massachusetts 02110

KL.SUP(2)	09/01

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PART C

Item 24. Financial Statements and Exhibits

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@	(a)	Financial Statements:
Included in Part B:
Variable Account A:
Statement of Assets and Liabilities - December 31, 2000
Statement of Operations and Changes in Net Assets for the years ended December 31, 2000 and 1999
Notes to Financial Statements
Keyport Life Insurance Company:
Consolidated Balance Sheet - December 31, 2000 and 1999
Consolidated Income Statement for the years ended December 31, 2000, 1999 and 1998
Consolidated Statement of Stockholder's Equity for the years ended December 31, 2000, 1999 and 1998
Consolidated Statement of Cash Flows for the years ended December 31, 2000, 1999 and 1998
Notes to Consolidated Financial Statements
	(b)	Exhibits:

*	(1)	Resolution of the Board of Directors establishing Variable Account A

	(2)	Not applicable

*	(3a)	Principal Underwriter's Agreement

*	(3b)	Specimen Agreement between Principal Underwriter and Dealer

####	(4a)	Specimen of Group Variable Annuity Contract of Keyport Life Insurance Company

####	(4b)	Specimen of Variable Annuity Certificate of Keyport Life Insurance Company

####	(4c)	Specimen Individual Variable Annuity Contract of Keyport Life Insurance Company

*	(4d)	Form of Tax-Sheltered Annuity Endorsement

*	(4e)	Form of Individual Retirement Annuity Endorsement

*	(4f)	Form of Corporate/Keogh 401(a) Plan Endorsement
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	(4g)	Specimen Death Benefit Endorsement
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####	(5a)	Form of Application for a Group Variable Annuity Contract

####	(5b)	Form of Application for a Group Variable Annuity Certificate and Individual Variable Annuity Contract

*	(6a)	Articles of Incorporation of Keyport Life Insurance Company

*	(6b)	By-Laws of Keyport Life Insurance Company

	(7)	Not applicable

**	(8a)	Form of Participation Agreement

+++	(8b)	Participation Agreement Among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Life Insurance Company

++	(8c)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc., Keyport Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

+	(8d)

Amended and Restated Participation Agreement By and Among Keyport Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston

++	(8e)

Amended and Restated Participation Agreement By and Among SteinRoe Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston

***	(8f)	Participation Agreement Among MFS Variable Insurance Trust, Keyport Life Insurance Company, and Massachusetts Financial Services Corp.

#	(8g)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Keyport Life Insurance Company

#	(8h)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Keyport Life Insurance Company

#	(8i)	Participation Agreement Among Rydex Variable Trust, PADCO Financial Services, Inc. and Keyport Life Insurance Company

##	(8j)	Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management L.P. and Keyport Life Insurance Company

####	(9)	Opinion and Consent of Counsel
@	(10)	Consent of Independent Auditors
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	(11)	Not applicable

	(12)	Not applicable
@@	(13)	Schedule for Computations of Performance Quotations
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###	(15)	Chart of Affiliations

++++	(16)	Powers of Attorney

*	Incorporated by reference to Registration Statement (File No. 333-1043) filed on or about February 16, 1996.

**	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-1043) filed on or about August 22, 1996.

***	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-1043) filed on or about October 18, 1996.

****	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (File No. 333-1043) filed on or about February 6, 1998.

+

Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Variable Account J of Liberty Life Assurance Company of Boston (Files No. 333-29811; 811-08269) filed on or about July 17, 1997.

++	Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement (File No. 333-1043) filed on or about May 8, 1998.

+++	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-75729) filed on or about June 16, 1999.

++++	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-84701) filed on or about December 10, 1999.

#	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement (File No. 333-1043) filed on or about May 31, 2000.

##	Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement (File No. 333-1043) filed on or about October 16, 2000.

###	Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement (File No. 333-84701) filed on or about November 15, 2000.

####	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-43706) filed on or about February 27, 2001.
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@	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-43706) filed on or about April 23, 2001.

@@	To be filed by amendment.

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Item 25. Directors and Officers of the Depositor.

Name and Principal	Positions and Offices
Business Address*	with Depositor

Frederick Lippitt	Director
The Providence Plan
740 Hospital Trust Building
15 Westminster Street
Providence, RI 02903

Mr. Robert C. Nyman	Director
12 Cooke Street
Providence, RI 02906-2006

Philip K. Polkinghorn	Director and President

Paul H. LeFevre, Jr.	Chief Operating Officer

Bernard R. Beckerlegge	Senior Vice President and General Counsel

William Hayward	Senior Vice President - Administration and Information Services

Bernhard M. Koch	Senior Vice President and Chief Financial Officer

Stewart R. Morrison	Senior Vice President and Chief Investment Officer

Garth A. Bernard	Vice President

Daniel C. Bryant	Vice President and Assistant Secretary

Clifford O. Calderwood	Vice President

James P. Greaton	Vice President and Corporate Actuary

James J. Klopper	Vice President and Secretary

Leslie J. Laputz	Vice President

Kenneth M. LeClair	Vice President

Jeffrey J. Lobo	Vice President - Risk Management

Thomas P. O'Grady	Vice President

Jeffery J. Whitehead	Vice President and Treasurer

Ellen L. Wike	Vice President

Jane P. Wolak	Vice President

Daniel T. H. Yin	Vice President - Investments

Nancy C. Atherton	Assistant Vice President

John G. Bonvouloir	Assistant Vice President

Paul R. Coady	Assistant Vice President

Stephen Cross	Assistant Vice President and Controller

Kathleen P. Daly	Assistant Vice President

Steven M. Dionisi	Assistant Vice President

Alan R. Downey	Assistant Vice President

Gerald L. Fougere	Assistant Vice President

Brian P. Kane	Assistant Vice President

Gregory L. Lapsley	Assistant Vice President

Kevin F. Leavey	Assistant Vice President

Diane Pursley	Assistant Vice President

Richard D. Ribeiro	Assistant Vice President

Daniel T. Smyth	Assistant Vice President

Donald A. Truman	Assistant Vice President and Assistant Secretary

Christopher J. Vellante	Assistant Vice President

Frederick Lippitt	Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

     The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

     The Depositor controls Liberty Advisory Services Corp. ("LASC"), a Massachusetts corporation functioning as an investment adviser, through LASC's 100% stock ownership. LASC files separate financial statements.

     The Depositor controls Keyport Financial Services Corp. ("KFSC"), a Massachusetts corporation functioning as a broker/dealer of securities, through LASC's 100% stock ownership. KFSC files separate financial statements.

     The Depositor controls Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

     The Depositor controls Keyport Benefit Life Insurance Company ("Keyport Benefit"), a New York corporation functioning as a life insurance company, through 100% stock ownership. Keyport Benefit files separate financial statements.

     The Depositor is affiliated with Liberty Wanger Asset Management, L.P. ("LWAM"), which became a wholly-owned subsidiary of Liberty Financial Companies, Inc. ("LFC") on September 29, 2000. LFC is the indirect corporate parent of the Depositor.

     The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement (File No. 333-84701) filed on or about November 15, 2000.

Item 27. Number of Contract Owners.

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      As of July 31, 2001, there were 105 qualified contract owners and 193 non-qualified contract owners.

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Item 28. Indemnification.

     Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     Keyport Financial Services Corp. (KFSC) is principal underwriter of the variable annuity and variable life insurance contracts. KFSC is the principal underwriter for Variable Account A of Keyport Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston; for Variable Account A of Keyport Benefit Life Insurance Company; for the KMA Variable Account and Keyport Variable Account-I of Keyport Life Insurance Company; and for the Independence Variable Annuity Separate Account and Independence Variable Life Separate Account of Independence Life and Annuity Company. KFSC receives no compensation for its services.

The directors and officers of Keyport Financial Services Corp. are:

Name and Principal	Position and Offices
Business Address*	with Underwriter

Paul T. Holman	Director and Assistant Clerk

James J. Klopper	Director, President and Clerk

Daniel C. Bryant	Director and Vice President

Rogelio P. Japlit	Treasurer

Donald A. Truman	Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

     Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

(a)

Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

     Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

SIGNATURES

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and State of Massachusetts, on this 10th day of August, 2001.

Variable Account A
(Registrant)

		BY:	Keyport Life Insurance Company
(Depositor)

		BY:	/s/ Philip K.Polkinghorn*
Philip K. Polkinghorn
President

*BY:	/s/ James J. Klopper	August 210, 2001
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Polkinghorn pursuant to power of attorney duly executed by him and included as part of Exhibit 16 in Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on or about December 10, 1999 (File No. 333-84701; 811-7543).

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Frederick Lippitt*	/s/ Philip K. Polkinghorn*
Frederick Lippitt	Philip K. Polkinghorn
Director	President
(Principal Executive Officer)

/s/ Robert C. Nyman*	/s/ Bernhard M. Koch*
Robert C. Nyman	Bernhard M. Koch
Director	Senior Vice President
(Chief Financial Officer)

/s/ Philip K. Polkinghorn
Philip K. Polkinghorn
Director

*BY:	/s/ James J. Klopper	August 10, 2001
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File Nos. 333-84701; 811-7543) filed on or about December 10, 1999.

EXHIBIT INDEX

Item		Page

(4g)	Specimen Death Benefit Endorsement

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